NOTE 6 - TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Ordinary corporate tax rate	23.00%	23.00%
Deferred tax loss carry forwards	$ 226	$ 210	$ 193
Uncertain tax positions	$ 0	$ 0	$ 0